Offerings	Jan. 20, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value
Offering Note	The registrant previously registered securities having a proposed maximum aggregate offering price of $50,000,000 on its Registration Statement on Form S-3, as amended (File No. 333-281578), which was declared effective by the Securities and Exchange Commission on September 9, 2024. As of the date hereof, a balance of $29,219,381 of securities remains unsold under the Prior Registration Statement. In accordance with Rule 462(b) under the Securities Act, an additional number of securities having a proposed maximum offering price of $5,843,876 is hereby registered, representing no more than 20% of the maximum aggregate offering price of securities available for issuance under the Prior Registration Statement.Represents only the additional number of securities being registered. Does not include the securities that the registrant previously registered on the Registration Statement on Form S-3, as amended (File No. 333-281578). Pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share subdivisions, share dividends or similar transactions.The proposed maximum aggregate offering price per class of securities will be determined from time to time by the registrant in connection with, and at the time of, issuance by the registrant of the securities registered hereunder, and is not specified as to each class of security pursuant to Instruction 2.A.ii.b to Item 16(b) of Form S-3 under the Securities Act.the proposed maximum aggregate offering price was estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the Securities Act. In no event will the aggregate offering price of all securities sold by the registrant from time to time pursuant to this Registration Statement exceed $5,843,876.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred stock, $0.0001 par value
Offering Note	The registrant previously registered securities having a proposed maximum aggregate offering price of $50,000,000 on its Registration Statement on Form S-3, as amended (File No. 333-281578), which was declared effective by the Securities and Exchange Commission on September 9, 2024. As of the date hereof, a balance of $29,219,381 of securities remains unsold under the Prior Registration Statement. In accordance with Rule 462(b) under the Securities Act, an additional number of securities having a proposed maximum offering price of $5,843,876 is hereby registered, representing no more than 20% of the maximum aggregate offering price of securities available for issuance under the Prior Registration Statement.Represents only the additional number of securities being registered. Does not include the securities that the registrant previously registered on the Registration Statement on Form S-3, as amended (File No. 333-281578). Pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share subdivisions, share dividends or similar transactions.The proposed maximum aggregate offering price per class of securities will be determined from time to time by the registrant in connection with, and at the time of, issuance by the registrant of the securities registered hereunder, and is not specified as to each class of security pursuant to Instruction 2.A.ii.b to Item 16(b) of Form S-3 under the Securities Act.the proposed maximum aggregate offering price was estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the Securities Act. In no event will the aggregate offering price of all securities sold by the registrant from time to time pursuant to this Registration Statement exceed $5,843,876.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note	The registrant previously registered securities having a proposed maximum aggregate offering price of $50,000,000 on its Registration Statement on Form S-3, as amended (File No. 333-281578), which was declared effective by the Securities and Exchange Commission on September 9, 2024. As of the date hereof, a balance of $29,219,381 of securities remains unsold under the Prior Registration Statement. In accordance with Rule 462(b) under the Securities Act, an additional number of securities having a proposed maximum offering price of $5,843,876 is hereby registered, representing no more than 20% of the maximum aggregate offering price of securities available for issuance under the Prior Registration Statement.Represents only the additional number of securities being registered. Does not include the securities that the registrant previously registered on the Registration Statement on Form S-3, as amended (File No. 333-281578). Pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share subdivisions, share dividends or similar transactions.The proposed maximum aggregate offering price per class of securities will be determined from time to time by the registrant in connection with, and at the time of, issuance by the registrant of the securities registered hereunder, and is not specified as to each class of security pursuant to Instruction 2.A.ii.b to Item 16(b) of Form S-3 under the Securities Act.the proposed maximum aggregate offering price was estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the Securities Act. In no event will the aggregate offering price of all securities sold by the registrant from time to time pursuant to this Registration Statement exceed $5,843,876.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Offering Note	The registrant previously registered securities having a proposed maximum aggregate offering price of $50,000,000 on its Registration Statement on Form S-3, as amended (File No. 333-281578), which was declared effective by the Securities and Exchange Commission on September 9, 2024. As of the date hereof, a balance of $29,219,381 of securities remains unsold under the Prior Registration Statement. In accordance with Rule 462(b) under the Securities Act, an additional number of securities having a proposed maximum offering price of $5,843,876 is hereby registered, representing no more than 20% of the maximum aggregate offering price of securities available for issuance under the Prior Registration Statement.Represents only the additional number of securities being registered. Does not include the securities that the registrant previously registered on the Registration Statement on Form S-3, as amended (File No. 333-281578). Pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share subdivisions, share dividends or similar transactions.The proposed maximum aggregate offering price per class of securities will be determined from time to time by the registrant in connection with, and at the time of, issuance by the registrant of the securities registered hereunder, and is not specified as to each class of security pursuant to Instruction 2.A.ii.b to Item 16(b) of Form S-3 under the Securities Act.the proposed maximum aggregate offering price was estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the Securities Act. In no event will the aggregate offering price of all securities sold by the registrant from time to time pursuant to this Registration Statement exceed $5,843,876.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Rights
Offering Note	The registrant previously registered securities having a proposed maximum aggregate offering price of $50,000,000 on its Registration Statement on Form S-3, as amended (File No. 333-281578), which was declared effective by the Securities and Exchange Commission on September 9, 2024. As of the date hereof, a balance of $29,219,381 of securities remains unsold under the Prior Registration Statement. In accordance with Rule 462(b) under the Securities Act, an additional number of securities having a proposed maximum offering price of $5,843,876 is hereby registered, representing no more than 20% of the maximum aggregate offering price of securities available for issuance under the Prior Registration Statement.Represents only the additional number of securities being registered. Does not include the securities that the registrant previously registered on the Registration Statement on Form S-3, as amended (File No. 333-281578). Pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share subdivisions, share dividends or similar transactions.The proposed maximum aggregate offering price per class of securities will be determined from time to time by the registrant in connection with, and at the time of, issuance by the registrant of the securities registered hereunder, and is not specified as to each class of security pursuant to Instruction 2.A.ii.b to Item 16(b) of Form S-3 under the Securities Act.the proposed maximum aggregate offering price was estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the Securities Act. In no event will the aggregate offering price of all securities sold by the registrant from time to time pursuant to this Registration Statement exceed $5,843,876.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Offering Note	The registrant previously registered securities having a proposed maximum aggregate offering price of $50,000,000 on its Registration Statement on Form S-3, as amended (File No. 333-281578), which was declared effective by the Securities and Exchange Commission on September 9, 2024. As of the date hereof, a balance of $29,219,381 of securities remains unsold under the Prior Registration Statement. In accordance with Rule 462(b) under the Securities Act, an additional number of securities having a proposed maximum offering price of $5,843,876 is hereby registered, representing no more than 20% of the maximum aggregate offering price of securities available for issuance under the Prior Registration Statement.Represents only the additional number of securities being registered. Does not include the securities that the registrant previously registered on the Registration Statement on Form S-3, as amended (File No. 333-281578). Pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share subdivisions, share dividends or similar transactions.The proposed maximum aggregate offering price per class of securities will be determined from time to time by the registrant in connection with, and at the time of, issuance by the registrant of the securities registered hereunder, and is not specified as to each class of security pursuant to Instruction 2.A.ii.b to Item 16(b) of Form S-3 under the Securities Act.the proposed maximum aggregate offering price was estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the Securities Act. In no event will the aggregate offering price of all securities sold by the registrant from time to time pursuant to this Registration Statement exceed $5,843,876.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 5,843,876
Fee Rate	0.01381%
Amount of Registration Fee	$ 807.04
Offering Note	The registrant previously registered securities having a proposed maximum aggregate offering price of $50,000,000 on its Registration Statement on Form S-3, as amended (File No. 333-281578), which was declared effective by the Securities and Exchange Commission on September 9, 2024. As of the date hereof, a balance of $29,219,381 of securities remains unsold under the Prior Registration Statement. In accordance with Rule 462(b) under the Securities Act, an additional number of securities having a proposed maximum offering price of $5,843,876 is hereby registered, representing no more than 20% of the maximum aggregate offering price of securities available for issuance under the Prior Registration Statement.Represents only the additional number of securities being registered. Does not include the securities that the registrant previously registered on the Registration Statement on Form S-3, as amended (File No. 333-281578). Pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share subdivisions, share dividends or similar transactions.The proposed maximum aggregate offering price per class of securities will be determined from time to time by the registrant in connection with, and at the time of, issuance by the registrant of the securities registered hereunder, and is not specified as to each class of security pursuant to Instruction 2.A.ii.b to Item 16(b) of Form S-3 under the Securities Act.the proposed maximum aggregate offering price was estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the Securities Act. In no event will the aggregate offering price of all securities sold by the registrant from time to time pursuant to this Registration Statement exceed $5,843,876.